UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2011

1.805761.107

CTM-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value
Connecticut - 78.9%
Avon Gen. Oblig. BAN 1.5% 11/1/11	$ 6,000,000	$ 6,011,382
Berlin Gen. Oblig. BAN 1.5% 5/31/12	6,317,000	6,370,154
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.14% 9/7/11, LOC Citibank NA, VRDN (a)	8,285,000	8,285,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.23% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Bonds (New England Pwr. Co. Proj.) 0.35% tender 9/1/11, CP mode	8,065,000	8,065,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.47% 9/7/11, LOC RBS Citizens NA, VRDN (a)(d)	4,710,000	4,710,000
Series 2004 B, 0.47% 9/7/11, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Bonds:
(Econ. Recovery Proj.):
Series 2009 A, 3% 1/1/12	2,750,000	2,773,651
Series 2009 D, 5% 1/1/12	20,925,000	21,251,149
Series 2001 A, 0.2% 5/15/12 (a)	39,535,000	39,535,000
Series 2001 C, 5.5% 12/15/11	5,000,000	5,073,627
Series 2001 E, 5% 11/15/11	3,915,000	3,953,518
Series 2002 A, 5.25% 4/15/12	1,750,000	1,804,440
Series 2002 D, 5.25% 11/15/11	1,000,000	1,009,900
Series 2002 E, 5.5% 11/15/11	7,900,000	7,984,835
Series 2004 D, 5% 12/1/11	1,810,000	1,831,201
Series 2006 F, 5% 12/1/11	2,500,000	2,528,576
Series 2009 A, 5% 1/1/12	32,780,000	33,281,776
Series A, 2% 1/1/12	2,000,000	2,010,790
Participating VRDN:
Series ROC II R 11908, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(e)	4,460,000	4,460,000
Series WF 11 89C, 0.24% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	17,100,000	17,100,000
Series B, 0.15% 9/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	11,210,000	11,210,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.32% 9/7/11, LOC Bank of America NA, VRDN (a)	15,335,000	15,335,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Avon Old Farms Proj.):
Series B, 0.32% 9/7/11, LOC Bank of America NA, VRDN (a)	$ 5,965,000	$ 5,965,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.32% 9/7/11, LOC Bank of America NA, VRDN (a)	2,090,000	2,090,000
(Choate Rosemary Hall Proj.) Series D, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	13,720,000	13,720,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.18% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	7,925,000	7,925,000
(Gaylord Hosp. Proj.) Series B, 0.32% 9/7/11, LOC Bank of America NA, VRDN (a)	17,335,000	17,335,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.16% 9/1/11, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Greenwich Academy Proj.) Series C, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,970,000	1,970,000
(Greenwich Hosp. Proj.) Series C, 0.18% 9/7/11, LOC Bank of America NA, VRDN (a)	31,030,000	31,030,000
(Griffin Hosp. Proj.) Series C, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	22,625,000	22,625,000
(Hamden Hall Country Day School Proj.) Series A, 0.28% 9/7/11, LOC RBS Citizens NA, VRDN (a)	15,050,000	15,050,000
(Hartford Hosp. Proj.) Series B, 0.23% 9/7/11, LOC Bank of America NA, VRDN (a)	23,475,000	23,475,000
(Health Care Cap. Asset Prog.):
Series A1, 0.23% 9/7/11, LOC Bank of America NA, VRDN (a)	34,665,000	34,665,000
Series B1, 0.23% 9/7/11, LOC Bank of America NA, VRDN (a)	30,000,000	30,000,000
(Hosp. for Spl. Care Proj.) Series E, 0.18% 9/7/11, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	7,300,000	7,300,000
(Hosp. of Central Connecticut Proj.) Series A, 0.25% 9/7/11, LOC Bank of America NA, VRDN (a)	26,010,000	26,010,000
(Masonicare Corp. Proj.):
Series C, 0.14% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	71,625,000	71,625,000
Series D, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	22,335,000	22,335,000
(Pomfret School Issue Proj.) Series A, 0.23% 9/7/11, LOC Bank of America NA, VRDN (a)	4,675,000	4,675,000
(Ridgefield Academy Proj.) Series A, 0.19% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	10,760,000	10,760,000
(Sacred Heart Univ. Proj.) Series F, 0.27% 9/7/11, LOC Bank of America NA, VRDN (a)	19,460,000	19,460,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 146,890,000	$ 146,890,000
(The Taft School Proj.) Series H, 0.25% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,830,000	5,830,000
(United Methodist Home Proj.) Series 2001 A, 0.26% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
(Wesleyan Univ. Proj.) Series H, 0.15% 9/7/11, VRDN (a)	20,105,000	20,105,000
(Yale Univ. Proj.) Bonds Series S2, 0.26% tender 9/8/11, CP mode	14,060,000	14,060,000
(Yale Univ. Proj.):
Series T2, 0.15% 9/7/11, VRDN (a)	43,600,000	43,600,000
Series U2, 0.1% 9/7/11, VRDN (a)	22,305,000	22,305,000
Series V2, 0.07% 9/1/11, VRDN (a)	1,885,000	1,885,000
Series X2, 0.15% 9/7/11, VRDN (a)	1,900,000	1,900,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Series L1, 0.18% 9/7/11, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series L2, 0.18% 9/7/11, LOC Bank of America NA, VRDN (a)	14,950,000	14,950,000
Bonds:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	1,255,000	1,269,143
(Yale Univ. Proj.):
Series S1:
0.1% tender 9/1/11, CP mode	3,000,000	3,000,000
0.12% tender 9/9/11, CP mode	24,235,000	24,235,000
0.13% tender 11/1/11, CP mode	21,100,000	21,100,000
Series S2 0.1% tender 9/2/11, CP mode	5,690,000	5,690,000
Series S2:
0.1% tender 10/3/11, CP mode	2,000,000	2,000,000
0.14% tender 12/7/11, CP mode	19,700,000	19,700,000
Participating VRDN:
Series BA 08 1080, 0.27% 9/7/11 (Liquidity Facility Bank of America NA) (a)(e)	13,114,000	13,114,000
Series BBT 08 17, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,185,000	7,185,000
Series BBT 08 32, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,925,000	3,925,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series EGL 02 6027 Class A, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(e)	$ 19,805,000	$ 19,805,000
Series EGL 7 05 3031, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(e)	37,500,000	37,500,000
Series Floaters 13 TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)	14,600,000	14,600,000
Series Putters 3363, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series ROC II R 11854, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(e)	11,010,000	11,010,000
Series Solar 07 27, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	25,785,000	25,785,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.17% 9/7/11, LOC HSBC Bank USA, NA, VRDN (a)	1,550,000	1,550,000
Series 2010, 0.19% 9/7/11, LOC HSBC Bank USA, NA, VRDN (a)	4,900,000	4,900,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Bonds Series 2011 A, 0.5%, tender 5/15/12 (a)	10,000,000	10,000,000
Connecticut Resource Recovery Auth. Resource Recovery Rev. Bonds (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 2% 11/15/11 (d)	4,990,000	5,005,819
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2001 B, 5.375% 10/1/11	1,900,000	1,908,107
Series 2004 A, 5% 7/1/12	1,700,000	1,766,989
Series 2009 A, 3% 12/1/11	1,500,000	1,509,721
Series 2010 A, 2% 11/1/11	18,245,000	18,295,301
Connecticut St Health & Ed. Rev. Bonds Series 2011 N, 3% 7/1/12	2,180,000	2,225,963
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/12	3,535,000	3,603,901
Series 2011 A, 1% 1/1/12	6,000,000	6,013,502
East Hartford Gen. Oblig. Bonds Series 2011 B, 2% 7/1/12	1,485,000	1,504,550
East Lyme Gen. Oblig. BAN 1.5% 7/26/12	2,585,000	2,612,075
Fairfield Gen. Oblig. BAN 2% 7/20/12	250,000	253,298
Greenwich Gen. Oblig.:
BAN 1.5% 1/26/12	3,000,000	3,013,970
Bonds Series 2011, 2% 1/15/12	5,325,000	5,357,025
Hartford County Metropolitan District Gen. Oblig. BAN 1% 10/5/11	35,600,000	35,626,579
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Manchester Gen. Oblig. BAN:
Series 2011 A, 2% 7/6/12	$ 11,740,000	$ 11,903,000
Series 2011 B, 2% 7/6/12	500,000	506,942
Milford Gen. Oblig. BAN:
Series B, 1.5% 11/3/11	5,515,000	5,525,710
0.75% 11/3/11	20,715,000	20,731,597
North Branford Gen. Oblig. BAN 1.5% 11/8/11	4,233,000	4,241,556
Oxford Gen. Oblig. BAN Series 2011, 1.5% 7/26/12	2,349,000	2,375,318
Plymouth Gen. Oblig. BAN 1.5% 5/25/12	5,285,000	5,330,062
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.18% 9/7/11, LOC Freddie Mac, VRDN (a)(d)	30,095,000	30,095,000
Trumbull Gen. Oblig. BAN 1.25% 9/8/11	23,310,000	23,314,097
Univ. of Connecticut:
Bonds Series 2009 A, 3% 2/15/12	1,250,000	1,264,887
Participating VRDN Series ROC II R 11921, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(e)	2,850,000	2,850,000
Vernon Gen. Oblig. BAN 2% 4/11/12	4,220,000	4,258,622
Waterford Gen. Oblig. BAN Series 2010 A1, 1% 3/20/12	51,350,000	51,578,743
Watertown Gen. Oblig. BAN 2% 3/29/12	10,400,000	10,490,232
		1,363,755,708
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series MT 699, 0.36% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,505,000	3,505,000
Kentucky - 0.3%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.25% 9/7/11, LOC PNC Bank NA, VRDN (a)(d)	2,000,000	2,000,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2011 A, 0.28% tender 9/6/11, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 9/23/11, CP mode (d)	2,700,000	2,700,000
		5,400,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.75% tender 9/6/11, CP mode (d)	400,000	400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2007 E, 0.32% 9/7/11 (Liquidity Facility KBC Bank NV), VRDN (a)(d)	$ 3,700,000	$ 3,700,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.19% 9/7/11 (Liquidity Facility Citibank NA), VRDN (a)(d)	1,800,000	1,800,000
		5,500,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,790,000	1,790,000
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.13% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	46,950,000	46,950,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.15% 9/7/11, LOC Barclays Bank PLC NY Branch, VRDN (a)	11,000,000	11,000,000
		57,950,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.3% tender 9/9/11, CP mode (d)	5,100,000	5,100,000
	Shares
Other - 13.7%
Fidelity Municipal Cash Central Fund, 0.19% (b)(c)	236,581,000	236,581,000
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $1,679,981,708)		1,679,981,708
NET OTHER ASSETS (LIABILITIES) - 2.8%		47,895,533
NET ASSETS - 100%		$ 1,727,877,241
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 354,112
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $1,679,981,708.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2011

1.805776.107

NJS-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
California - 0.2%
Otay CA Wtr. District Ctfs. Prtn. (1996 Cap. Projects) 0.15% 9/7/11, LOC Union Bank of California, VRDN (a)	$ 4,260,000	$ 4,260,000
Colorado - 0.0%
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	1,000,000	1,000,000
Delaware/New Jersey - 0.5%
Delaware River & Bay Auth. Rev. Series 2008, 0.12% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	10,300,000	10,300,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.33% 9/7/11, LOC Bank of America NA, VRDN (a)(d)	3,200,000	3,200,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. (Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,290,000	2,290,000
Indiana - 0.3%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.25% 9/7/11, LOC Bank of America NA, VRDN (a)	5,500,000	5,500,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.23% 9/7/11, VRDN (a)(d)	8,000,000	8,000,000
Kentucky - 0.4%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.21% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	5,000,000	5,000,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2011 A, 0.28% tender 9/6/11, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.55% tender 9/23/11, CP mode (d)	3,400,000	3,400,000
		9,300,000
Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.16% 9/7/11, VRDN (a)	11,000,000	11,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.7% tender 9/12/11, CP mode	3,740,000	3,740,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - 0.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.21% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,900,000	$ 1,900,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.7% tender 9/6/11, CP mode (d)	2,000,000	2,000,000
0.75% tender 9/6/11, CP mode (d)	500,000	500,000
Series 1990 B, 0.75% tender 9/9/11, CP mode	3,800,000	3,800,000
		6,300,000
New Jersey - 66.6%
Atlantic County Gen. Oblig. Bonds (County Vocational School Proj.) 2% 10/1/11	350,000	350,341
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.17% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Burlington County Bridge Commission Rev. BAN 2% 10/11/11	4,745,000	4,752,584
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	20,500,000	20,669,148
Camden County Impt. Auth. Rev.:
(Parkview Redev. Hsg. Proj.) 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
BAN (County Cap. Prog.) Series 2010 A2, 1.5% 12/28/11	6,120,000	6,137,102
Carteret Gen. Oblig. BAN 1.5% 10/21/11	11,912,163	11,925,283
Chatham Township Gen. Oblig. BAN 1.5% 7/20/12	6,343,750	6,393,794
Cliffside Park Gen. Oblig. BAN Series 2011 A, 2% 3/23/12	14,722,000	14,843,617
Cranbury Township Gen. Oblig. BAN 1.25% 1/13/12	5,669,545	5,683,404
Edgewater Gen. Oblig. BAN 1.5% 8/10/12	7,374,000	7,424,176
Englewood Gen. Oblig. BAN 1.5% 5/4/12	19,507,017	19,633,445
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.19% 9/7/11, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series B, 6.375% 11/1/11	3,025,000	3,055,896
Participating VRDN Series Putters 2865, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.16% 9/7/11, LOC Bank of New York, New York, VRDN (a)	39,120,000	39,120,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.16% 9/1/11, LOC Bank of America NA, VRDN (a)	$ 11,990,000	$ 11,990,000
Middlesex County Gen. Oblig.:
BAN 1.5% 6/7/12	2,885,000	2,906,069
Bonds Series 2004, 5% 1/15/12	1,365,000	1,389,333
Millburn Township Gen. Oblig. BAN:
1.5% 1/13/12	2,940,288	2,948,861
2% 2/10/12	5,669,093	5,700,293
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	11,500,000	11,672,270
Morris County Impt. Auth. Rev. BAN 1.5% 8/29/12	4,000,000	4,048,254
Morristown Gen. Oblig. BAN 1.5% 6/14/12	6,000,000	6,035,475
Neptune Township Gen. Oblig. BAN 1.25% 9/15/11	7,400,000	7,400,959
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.13% 9/7/11, LOC Barclays Bank PLC, VRDN (a)	24,700,000	24,700,000
Series 2003 A2, 0.13% 9/7/11, LOC Barclays Bank PLC, VRDN (a)	35,000,000	35,000,000
Series 2003 A3, 0.13% 9/7/11, LOC Barclays Bank PLC, VRDN (a)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Duke Farms Foundation Proj.) Series 2009 A, 0.08% 9/1/11, LOC Northern Trust Co., VRDN (a)	2,000,000	2,000,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.14% 9/7/11, LOC Citibank NA, VRDN (a)	900,000	900,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.11% 9/1/11 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (a)	15,000,000	15,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.18% 9/1/11, VRDN (a)(d)	11,900,000	11,900,000
Series 2011 C, 0.18% 9/7/11, VRDN (a)(d)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,035,000	5,035,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Cooper Health Sys. Proj.) Series 2008 A, 0.17% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(LPS Inds. Proj.) Series 2002, 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 4,760,000	$ 4,760,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	15,735,000	15,735,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.15% 9/7/11, LOC Citibank NA, VRDN (a)(d)	106,300,000	106,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.3% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	19,400,000	19,400,000
Series 2006 A, 0.3% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.13% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	21,900,000	21,900,000
Bonds:
Series 2000 A, 5.5% 9/1/11	1,950,000	1,950,000
Series 2000 B, 5.75% 9/1/11	4,085,000	4,085,000
Participating VRDN Series Putters 3922, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,170,000	2,170,000
Series 1997 A, 0.11% 11/7/11, CP	4,200,000	4,200,000
New Jersey Envir. Infrastructure Trust Bonds Series 2009 A, 2% 9/1/11	1,000,000	1,000,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2008 C, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	44,955,000	44,955,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	7,600,000	7,600,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (a)	8,070,000	8,070,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	11,865,000	11,865,000
Series 2003 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (a)	2,700,000	2,700,000
Series 2006 A4, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	13,380,000	13,380,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2006 A5, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,400,000	$ 6,400,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,510,000	6,510,000
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
(Princeton Healthcare Sys. Proj.) Series 2010 B, 0.19% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	10,600,000	10,600,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2003 A3, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	3,305,000	3,305,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.14% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	23,410,000	23,410,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.23% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	1,300,000	1,300,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.18% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	23,295,000	23,295,000
(Virtua Health Proj.):
Series 2004, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	43,090,000	43,090,000
Series 2009 B, 0.11% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,550,000	4,550,000
Series 2009 D, 0.17% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	24,450,000	24,450,000
Series 2009 E, 0.15% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Series 2006 A6, 0.23% 9/7/11, VRDN (a)	2,565,000	2,565,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.26% 9/7/11, LOC Bank of America NA, VRDN (a)	7,200,000	7,200,000
Series 2008 F, 0.23% 9/7/11, LOC Bank of America NA, VRDN (a)(d)	88,525,000	88,525,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.14% 9/7/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	31,300,000	31,300,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	44,775,000	44,775,000
Series 2009 B, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (a)	25,200,000	25,200,000
Series 2009 C, 0.15% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	9,400,000	9,400,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 D, 0.17% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 22,065,000	$ 22,065,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.14% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	6,800,000	6,800,000
Series 2009 D, 0.17% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	105,900,000	105,900,000
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series 2000 B, 5.5% 9/15/11	5,825,000	5,835,368
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	20,900,000	21,140,201
North Wildwood Gen. Oblig. BAN 1.5% 12/9/11	6,440,000	6,452,471
Ramsey Borough Gen. Oblig. BAN 1.5% 1/19/12	4,845,000	4,857,154
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 B, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,400,000	4,400,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	24,975,000	24,975,000
South Orange & Maplewood School District BAN Series 2011 A, 2% 3/9/12	4,555,753	4,582,480
South Plainfield Gen. Oblig. BAN 1.5% 6/28/12	9,227,700	9,304,727
South River Borough Gen. Oblig. BAN 1.5% 12/20/11	10,900,000	10,922,794
Sparta Township Gen. Oblig. BAN Series 2011 B, 2% 2/24/12	8,140,150	8,191,608
Springfield Township Gen. Oblig. BAN 1.5% 8/10/12	11,316,902	11,424,816
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/12	18,100,000	18,208,754
Toms River TAN 1% 2/29/12	11,400,000	11,425,625
Union County Gen. Oblig.:
BAN 1.5% 6/29/12	80,000,000	80,836,308
Bonds Series 2011, 3% 3/1/12	540,000	547,262
Vineland Gen. Oblig. 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)(d)	8,300,000	8,300,000
Watchung Gen. Oblig. BAN 1.5% 2/29/12	4,460,000	4,476,145
West Caldwell Township BAN 1% 7/13/12	8,053,965	8,078,788
West Milford Township Gen. Oblig. BAN 1.5% 4/13/12	9,235,523	9,285,736
West Orange Gen. Oblig. BAN:
1.5% 10/25/11	4,239,400	4,244,696
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
West Orange Gen. Oblig. BAN: - continued
1.5% 5/24/12	$ 6,453,098	$ 6,489,977
1.5% 5/24/12	2,708,900	2,720,223
		1,413,910,437
New Jersey/Pennsylvania - 2.6%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.27% 9/7/11, LOC Bank of America NA, VRDN (a)	50,835,000	50,835,000
Series 2008 B, 0.18% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	4,460,000	4,460,000
		55,295,000
New York & New Jersey - 14.7%
Port Auth. of New York & New Jersey:
Bonds 138th Series, 5% 12/1/11 (d)	2,000,000	2,020,966
Participating VRDN:
Series Austin 07 1017, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	56,980,000	56,980,000
Series BA 08 1066, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,540,000	3,540,000
Series BA 08 1067, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	24,260,000	24,260,000
Series EGL 06 107 Class A, 0.26% 9/7/11 (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.23% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,485,000	20,485,000
Series MS 3264, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,650,000	7,650,000
Series Putters 2945, 0.28% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3114, 0.28% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.28% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.28% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series Solar 06 16, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,425,000	8,425,000
Series 1991 1, 0.29% 9/30/11, VRDN (a)(d)(f)	8,800,000	8,800,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 1991 3, 0.29% 9/30/11, VRDN (a)(d)(f)	$ 9,800,000	$ 9,800,000
Series 1992 1, 0.26% 9/30/11, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.29% 9/30/11, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.29% 9/30/11, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.27% 9/7/11, VRDN (a)	10,000,000	10,000,000
Series A:
0.11% 9/19/11, CP (d)	12,505,000	12,505,000
0.18% 11/7/11, CP (d)	3,605,000	3,605,000
0.2% 9/26/11, CP (d)	7,440,000	7,440,000
0.31% 9/8/11, CP (d)	8,060,000	8,060,000
Series B:
0.12% 9/22/11, CP	5,240,000	5,240,000
0.21% 12/2/11, CP	7,405,000	7,405,000
		311,485,966
Ohio - 0.5%
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	2,815,000	2,815,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.43% 9/7/11, VRDN (a)	6,000,000	6,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 0.19% 9/7/11 (Liquidity Facility Citibank NA), VRDN (a)(d)	2,200,000	2,200,000
		11,015,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (ConocoPhillips Co. Proj.) Series 2002 B, 0.19% 9/7/11, VRDN (a)(d)	2,500,000	2,500,000
Oregon - 0.4%
Port of Portland Arpt. Rev. Series Eighteen A, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	7,640,000	7,640,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.27% 9/7/11, LOC Bank of America NA, VRDN (a)(d)	800,000	800,000
		8,440,000
Pennsylvania - 0.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.15% 9/7/11, LOC Citibank NA, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.16% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,500,000	$ 1,500,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,090,000	2,090,000
		7,590,000
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.13% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,650,000	26,650,000
Texas - 0.2%
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2005, 0.15% 9/7/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	2,100,000	2,100,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.27% 9/7/11, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.12% 10/4/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600,000	1,600,000
		5,300,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,500,000	2,500,000
	Shares
Other - 9.8%
Fidelity Municipal Cash Central Fund, 0.19% (b)(c)	209,215,000	209,215,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,120,691,403)		2,120,691,403
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,851,389
NET ASSETS - 100%		$ 2,124,542,792
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.29% 9/30/11, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.29% 9/30/11, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.26% 9/30/11, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.29% 9/30/11, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.29% 9/30/11, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 352,570
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $2,120,691,403.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

August 31, 2011

1.805778.107

SNJ-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.7%
	Principal Amount	Value
Arizona - 0.4%
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,400,000	$ 2,400,000
District Of Columbia - 0.2%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 0.28% 9/7/11, LOC Bank of America NA, VRDN (b)	1,550,000	1,550,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.31% 9/7/11, LOC Bank of America NA, VRDN (b)	2,215,000	2,215,000
Georgia - 0.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	800,000	800,000
Indiana - 0.2%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.3% 9/7/11, LOC Bank of America NA, VRDN (b)	1,400,000	1,400,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.75% tender 9/9/11, CP mode	1,500,000	1,500,000
New Jersey - 71.8%
Bergen County Gen. Oblig. Bonds Series 2010 A, 2.5% 11/1/11	1,925,000	1,931,568
Burlington County Gen. Oblig. BAN Series 2011 A, 1.5% 5/24/12	7,000,000	7,057,758
East Brunswick Township Gen. Oblig. BAN 1.5% 10/5/11	11,747,000	11,756,345
Englewood Gen. Oblig. BAN 1.5% 5/4/12	6,600,000	6,642,776
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series B, 6.375% 11/1/11	1,000,000	1,010,310
Participating VRDN Series Putters 2865, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,190,000	4,190,000
Hopewell Township Gen. Oblig. BAN 1.5% 4/13/12	4,322,791	4,348,959
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.16% 9/7/11, LOC Bank of New York, New York, VRDN (b)	30,955,000	30,955,000
Mahwah Township Gen. Oblig. BAN 1.5% 6/8/12	4,480,000	4,512,834
Middlesex County Gen. Oblig. Bonds Series 2010, 2% 12/15/11	1,460,000	1,466,275
Montgomery Township Gen. Oblig. BAN 2% 9/7/12 (a)	3,500,000	3,552,430
Morristown Gen. Oblig. BAN 1.5% 6/14/12	1,997,400	2,009,210
Neptune Township Gen. Oblig. BAN 1.25% 9/15/11	2,595,000	2,595,336
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.13% 9/7/11, LOC Barclays Bank PLC, VRDN (b)	$ 9,400,000	$ 9,400,000
Series 2003 A2, 0.13% 9/7/11, LOC Barclays Bank PLC, VRDN (b)	11,550,000	11,550,000
Series 2003 A4, 0.13% 9/7/11, LOC Barclays Bank PLC, VRDN (b)	4,600,000	4,600,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.14% 9/7/11, LOC Citibank NA, VRDN (b)	22,100,000	22,100,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.16% 9/1/11, VRDN (b)	3,100,000	3,100,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.22% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)	7,035,000	7,035,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(The Hun School of Princeton Proj.) Series 2004, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (b)	3,150,000	3,150,000
Bonds Series 2008 A, 5% 5/1/12	3,750,000	3,857,655
New Jersey Edl. Facilities Auth. Rev. Bonds (New Jersey Gen. Oblig. Proj.) Series A, 5% 9/1/11	500,000	500,000
New Jersey Envir. Infrastructure Trust Bonds Series 2007 A, 5% 9/1/11	2,530,000	2,530,000
New Jersey Gen. Oblig. Bonds Series O, 4% 8/1/12	2,180,000	2,253,995
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (b)	19,425,000	19,425,000
Series 2008 C, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)	12,100,000	12,100,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,005,000	7,005,000
(Children's Specialized Hosp. Proj.) Series 2005 B, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	14,645,000	14,645,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (b)	1,180,000	1,180,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.17% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)	26,635,000	26,635,000
Series 2003 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (b)	18,110,000	18,110,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys. Proj.):
Series 2006 A5, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 3,390,000	$ 3,390,000
(Princeton HealthCare Sys. Proj.) Series 2010 A, 0.3% 9/7/11, LOC Bank of America NA, VRDN (b)	5,700,000	5,700,000
(Princeton Healthcare Sys. Proj.) Series 2010 B, 0.19% 9/7/11, LOC TD Banknorth, NA, VRDN (b)	4,335,000	4,335,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	6,295,000	6,295,000
Series 2004, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,400,000	2,400,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	13,450,000	13,450,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.14% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,400,000	1,400,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.18% 9/7/11, LOC TD Banknorth, NA, VRDN (b)	16,400,000	16,400,000
(Virtua Health Proj.):
Series 2009 D, 0.17% 9/7/11, LOC TD Banknorth, NA, VRDN (b)	8,800,000	8,800,000
Series 2009 E, 0.15% 9/7/11, LOC TD Banknorth, NA, VRDN (b)	1,000,000	1,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.26% 9/7/11, LOC Bank of America NA, VRDN (b)	1,705,000	1,705,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Putters 1734 B, 0.14% 9/7/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	4,200,000	4,200,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)	9,000,000	9,000,000
Series 2009 B, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (b)	13,800,000	13,800,000
Series 2009 D, 0.17% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	10,735,000	10,735,000
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.17% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	29,900,000	29,900,000
New Jersey Transit Corp. Ctfs. of Prtn. Bonds Series 2000 B, 5.5% 9/15/11	5,000,000	5,009,030
Rutgers State Univ. Rev.:
Participating VRDN Series Putters 3445, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.: - continued
Series 2009 G, 0.08% 9/1/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	$ 1,800,000	$ 1,800,000
Saddle River Gen. Oblig. BAN 1.5% 3/30/12	7,927,000	7,972,123
Somerset County Gen. Oblig. Bonds 1.5% 8/1/12 (a)	800,000	808,632
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
South River Borough Gen. Oblig. BAN 1.5% 12/20/11	3,913,000	3,921,183
Summit Gen. Oblig. BAN 1.5% 1/20/12	2,189,500	2,196,385
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/12	6,015,274	6,051,417
Toms River TAN 1% 2/29/12	3,600,000	3,608,092
Township of Bridgewater BAN 1.25% 4/19/12	6,350,000	6,385,193
Union County Gen. Oblig.:
BAN 1.5% 6/29/12	35,000,000	35,365,885
Bonds Series 2011, 3% 3/1/12	2,165,000	2,194,114
Washington Township Gen. Oblig. BAN 1% 10/31/11	3,233,000	3,234,909
West Orange Gen. Oblig. Bonds Series 2011, 2% 5/1/12	555,000	560,130
		468,222,544
New Jersey/Pennsylvania - 4.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.27% 9/7/11, LOC Bank of America NA, VRDN (b)	28,200,000	28,200,000
New York - 0.2%
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.14% 9/7/11, LOC Mizuho Corporate Bank Ltd., VRDN (b)	1,500,000	1,500,000
New York & New Jersey - 8.7%
Port Auth. of New York & New Jersey:
Bonds 5% 9/1/11	1,000,000	1,000,000
Participating VRDN:
Series Putters 1546, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,205,000	10,205,000
Series Putters 3647, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,770,000	1,770,000
Series Putters 3862, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000,000	3,000,000
Series ROC II R 11793, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(e)	5,900,000	5,901,290
Series 1992 2, 0.26% 9/30/11, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 1, 0.26% 9/30/11, VRDN (b)(f)	8,900,000	8,900,000
Series 1997 2, 0.26% 9/30/11, VRDN (b)(f)	10,400,000	10,400,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series B:
0.12% 9/22/11, CP	$ 1,800,000	$ 1,800,000
0.21% 12/2/11, CP	7,100,000	7,100,000
		56,976,290
North Carolina - 0.2%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	980,000	980,000
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.43% 9/7/11, VRDN (b)	1,800,000	1,800,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.15% 9/7/11, VRDN (b)	1,760,000	1,760,000
		3,560,000
Pennsylvania - 0.1%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	700,000	700,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.13% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,600,000	6,600,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.16% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	550,000	550,000
Texas - 0.3%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
Washington - 0.3%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(e)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.17% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 3,000,000	$ 3,000,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.18% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,000,000	3,000,000
		6,000,000
	Shares
Other - 10.7%
Fidelity Tax-Free Cash Central Fund, 0.16% (c)(d)	69,521,000	69,521,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $656,474,834)		656,474,834
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,330,956)
NET ASSETS - 100%		$ 652,143,878
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 4.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 0.26% 9/30/11, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.26% 9/30/11, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.26% 9/30/11, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 95,482
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $656,474,834.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011